Document and Entity Information	Dec. 21, 2020
Cover [Abstract]
Document type	8-K/A
Document period end date	Dec. 21, 2020
Entity registrant name	LAS VEGAS SANDS CORP.
Entity incorporation, state or country code	NV
Entity file number	001-32373
Entity tax identification number	27-0099920
Entity address, address line one	3355 Las Vegas Boulevard South
Entity address, city or town	Las Vegas,
Entity address, state or province	NV
Entity address, postal zip code	89109
City area code	702
Local phone number	414-1000
Written communications	false
Soliciting material	false
Pre-commencement tender offer	false
Pre-commencement issuer tender offer	false
Title of 12(b) security	Common Stock ($0.001 par value)
Trading symbol	LVS
Security exchange name	NYSE
Entity emerging growth company	false
Entity central index key	0001300514
Amendment flag	true
Amendment Description	Las Vegas Sands Corp. previously filed an 8-K to disclose that the Company’s Board of Directors elected Nora M. Jordan as a new member of the Board. Ms. Jordan had not been appointed to any committee of the Board as of the previously filed 8-K. The Company is filing this amendment to disclose that on January 6, 2021, the Board appointed Ms. Jordan to serve as a member of the Board’s Audit Committee and Nominating and Governance Committee.